Expenses (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Schedule Of Expenses
Schedule of Expenses

	Consolidated
	31 Dec 2023	31 Dec 2022
	A$	A$

Loss before income tax includes the following specific expenses:

Depreciation	255,811	211,443
Superannuation	554	610
Corporate and consultants	256,609	519,748

Finance costs
Finance charges	348,433	49,330
Amortisation of financial liability	(55,192)	151,229

Finance costs expensed	293,241	200,559

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Profit/(loss) before income tax includes the following specific expenses:

Depreciation	456,904	346,828
Superannuation	1,151	2,291
Corporate and Consultants	739,380	907,623
Finance Charges	359,031	142,065

	1,556,466	1,398,807